Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 224,355	$ 181,323
Warranties issued during the year	39,993	114,730
Reduction due to expired warranties or claims during the year	(112,634)	(71,698)
Additions resulting from acquisitions	47,224	0
Balance, at December 31	$ 198,938	$ 224,355